Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
November 30, 2023
FIE-NPRT1-0124
1.9900960.102
Nonconvertible Bonds - 31.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.55% 12/1/33	14,000	10,898
4.3% 2/15/30	310,000	293,297
Verizon Communications, Inc.:
2.355% 3/15/32	13,000	10,370
3.15% 3/22/30	228,000	202,289
4.329% 9/21/28	80,000	77,208
		594,062
Entertainment - 0.5%
The Walt Disney Co. 2.65% 1/13/31	186,000	159,879
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32	28,000	21,414
2.8% 4/1/31	365,000	296,848
Magallanes, Inc.:
3.638% 3/15/25	3,000	2,918
3.755% 3/15/27	6,000	5,661
4.054% 3/15/29	2,000	1,848
4.279% 3/15/32	107,000	94,391
5.05% 3/15/42	3,000	2,477
5.141% 3/15/52	42,000	33,569
Time Warner Cable LLC 5.5% 9/1/41	60,000	49,631
		508,757
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	104,785
TOTAL COMMUNICATION SERVICES		1,367,483
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25	36,000	35,218
5.85% 4/6/30	5,000	4,985
		40,203
Household Durables - 0.7%
Lennar Corp. 4.75% 11/29/27	260,000	254,733
Specialty Retail - 0.5%
AutoZone, Inc. 6.25% 11/1/28	10,000	10,403
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,897
3.75% 4/1/32	158,000	141,375
4.25% 4/1/52	10,000	7,852
4.45% 4/1/62	10,000	7,740
		169,267
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.:
3.05% 3/15/32	18,000	13,459
7% 11/27/26	12,000	12,129
7.05% 11/27/25	4,000	4,050
7.35% 11/27/28	19,000	19,145
7.7% 11/27/30	19,000	19,261
7.85% 11/27/33	19,000	19,296
		87,340
TOTAL CONSUMER DISCRETIONARY		551,543
CONSUMER STAPLES - 0.8%
Food Products - 0.8%
JBS U.S.A. Lux SA / JBS Food Co.:
5.125% 2/1/28	5,000	4,854
5.5% 1/15/30	266,000	252,128
5.75% 4/1/33	33,000	31,163
		288,145
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	3,000	3,012
6.036% 11/15/33 (b)	10,000	10,091
6.497% 8/15/43 (b)	3,000	3,036
6.544% 11/15/53 (b)	5,000	5,116
6.714% 8/15/63 (b)	3,000	3,095
Energy Transfer LP:
4.95% 6/15/28	148,000	144,394
5.75% 2/15/33	11,000	10,954
Hess Corp.:
4.3% 4/1/27	155,000	150,982
5.6% 2/15/41	2,000	2,011
MPLX LP 4.8% 2/15/29	148,000	143,289
Occidental Petroleum Corp. 7.5% 5/1/31	9,000	9,798
Petroleos Mexicanos:
5.95% 1/28/31	22,000	16,399
7.69% 1/23/50	359,000	237,622
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	12,000	10,707
The Williams Companies, Inc.:
4.65% 8/15/32	94,000	88,098
5.3% 8/15/52	2,000	1,818
Western Gas Partners LP 4.05% 2/1/30	148,000	134,128
		974,550
FINANCIALS - 13.8%
Banks - 7.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	3,924
4.183% 11/25/27	254,000	241,938
5.015% 7/22/33 (c)	372,000	353,464
5.819% 9/15/29 (c)	31,000	31,276
Barclays PLC 6.49% 9/13/29 (c)	215,000	217,417
Citigroup, Inc.:
4.45% 9/29/27	236,000	225,991
6.27% 11/17/33 (c)	15,000	15,469
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	544,000	514,321
4.912% 7/25/33 (c)	40,000	38,043
5.35% 6/1/34 (c)	32,000	31,249
NatWest Group PLC 3.073% 5/22/28 (c)	211,000	191,837
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	403,147
4.897% 7/25/33 (c)	40,000	37,412
6.303% 10/23/29 (c)	30,000	30,904
		2,336,392
Capital Markets - 4.6%
Ares Capital Corp. 3.875% 1/15/26	132,000	125,049
Blackstone Private Credit Fund 7.05% 9/29/25	8,000	8,085
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	95,733
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,150
3.8% 3/15/30	590,000	534,751
Morgan Stanley:
4.431% 1/23/30 (c)	538,000	510,738
6.342% 10/18/33 (c)	40,000	41,427
UBS Group AG 6.246% 9/22/29 (b)(c)	215,000	217,941
		1,536,874
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3% 10/29/28	18,000	15,864
6.1% 1/15/27	150,000	150,764
Ally Financial, Inc.:
2.2% 11/2/28	11,000	9,010
6.992% 6/13/29 (c)	8,000	8,042
7.1% 11/15/27	98,000	99,932
8% 11/1/31	45,000	47,700
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	11,361
3.8% 1/31/28	164,000	150,915
4.985% 7/24/26 (c)	6,000	5,857
5.247% 7/26/30 (c)	9,000	8,465
6.312% 6/8/29 (c)	10,000	9,941
7.624% 10/30/31 (c)	30,000	31,354
Discover Financial Services 6.7% 11/29/32	2,000	1,985
Ford Motor Credit Co. LLC 6.8% 5/12/28	19,000	19,330
		570,520
Financial Services - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/30	56,000	50,249
Corebridge Financial, Inc.:
3.9% 4/5/32	15,000	13,131
4.35% 4/5/42	2,000	1,605
4.4% 4/5/52	2,000	1,559
Equitable Holdings, Inc. 5% 4/20/48	50,000	43,981
Jackson Financial, Inc.:
3.125% 11/23/31	2,000	1,592
5.17% 6/8/27	4,000	3,885
5.67% 6/8/32	4,000	3,881
		119,883
Insurance - 0.1%
Unum Group 4% 6/15/29	56,000	51,522
TOTAL FINANCIALS		4,615,191
HEALTH CARE - 2.5%
Biotechnology - 0.5%
Amgen, Inc.:
5.15% 3/2/28	7,000	7,015
5.25% 3/2/30	135,000	135,689
5.25% 3/2/33	18,000	17,818
5.6% 3/2/43	7,000	6,850
5.65% 3/2/53	3,000	2,958
5.75% 3/2/63	6,000	5,872
		176,202
Health Care Providers & Services - 1.5%
Centene Corp.:
2.45% 7/15/28	13,000	11,272
2.5% 3/1/31	13,000	10,394
2.625% 8/1/31	5,000	3,980
4.625% 12/15/29	230,000	213,609
Cigna Group 4.8% 8/15/38	256,000	236,184
CVS Health Corp. 5.3% 6/1/33	21,000	20,656
Sabra Health Care LP 3.2% 12/1/31	12,000	9,385
		505,480
Pharmaceuticals - 0.5%
Viatris, Inc. 2.7% 6/22/30	196,000	159,189
TOTAL HEALTH CARE		840,871
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.7%
The Boeing Co. 5.15% 5/1/30	248,000	245,712
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	4,000	4,116
6.2% 3/15/54 (b)	4,000	4,228
		8,344
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	68,000	66,841
6.375% 5/4/28 (b)	21,000	20,942
		87,783
TOTAL INDUSTRIALS		341,839
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	110,000	114,478
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 2.45% 2/15/31 (b)	189,000	155,398
Marvell Technology, Inc. 2.95% 4/15/31	38,000	31,847
		187,245
Software - 0.2%
Oracle Corp. 3.6% 4/1/40	74,000	56,271
VMware, Inc. 1.4% 8/15/26	7,000	6,315
		62,586
TOTAL INFORMATION TECHNOLOGY		364,309
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	14,000	14,302
6.55% 11/15/30	17,000	17,433
6.7% 11/15/33	9,000	9,325
		41,060
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	784
3.375% 7/15/51	2,000	1,237
3.625% 4/15/32	3,000	2,571
4.3% 4/15/52	2,000	1,490
Corporate Office Properties LP 2.75% 4/15/31	184,000	140,704
Invitation Homes Operating Partnership LP 2% 8/15/31	196,000	148,153
Kite Realty Group Trust 4.75% 9/15/30	74,000	67,372
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	52,638
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	131,000	100,158
3.625% 10/1/29	74,000	63,068
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,325
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,701
2.7% 7/15/31	8,000	6,336
VICI Properties LP:
4.375% 5/15/25	2,000	1,948
4.75% 2/15/28	7,000	6,635
4.95% 2/15/30	7,000	6,509
Vornado Realty LP:
2.15% 6/1/26	1,000	866
3.4% 6/1/31	3,000	2,145
		605,640
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.8% 3/15/28	9,000	8,620
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,397
Tanger Properties LP:
2.75% 9/1/31	6,000	4,591
3.875% 7/15/27	74,000	66,634
		86,242
TOTAL REAL ESTATE		691,882
UTILITIES - 1.2%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	57,205
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	59,699
2.775% 1/7/32 (b)	6,000	4,570
Exelon Corp. 5.3% 3/15/33	9,000	8,875
		130,349
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
2.45% 1/15/31	14,000	11,298
3.95% 7/15/30 (b)	170,000	151,164
		162,462
Multi-Utilities - 0.3%
NiSource, Inc. 3.6% 5/1/30	109,000	97,704
TOTAL UTILITIES		390,515
TOTAL NONCONVERTIBLE BONDS (Cost $10,891,093)		10,467,388

U.S. Treasury Obligations - 39.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	15,981
2.375% 5/15/51	1,265,000	831,046
2.875% 5/15/52	113,000	82,989
3.625% 2/15/53	2,011,000	1,715,870
3.625% 5/15/53	300,000	256,078
4.125% 8/15/53	485,000	453,551
4.75% 11/15/53	270,000	280,673
U.S. Treasury Notes:
3.375% 5/15/33	400,000	369,625
3.5% 1/31/30	2,644,000	2,519,850
3.625% 3/31/30	100,000	95,852
3.75% 6/30/30	133,000	128,272
3.875% 11/30/29	1,000,000	973,672
3.875% 12/31/29	80,000	77,866
3.875% 8/15/33	154,000	148,105
4% 2/28/30	490,000	479,875
4.125% 7/31/28	2,000,000	1,983,359
4.375% 8/31/28	360,000	360,928
4.5% 11/15/33	840,000	850,369
4.625% 9/30/28	384,000	389,040
4.625% 9/30/30	265,000	268,975
4.875% 10/31/30	810,000	834,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,713,613)		13,116,276

U.S. Government Agency - Mortgage Securities - 30.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.2%
2% 6/1/35 to 1/1/52	353,521	290,047
2.5% 2/1/37 to 7/1/51	358,076	310,526
3.5% 11/1/45 to 3/1/52	72,377	65,208
4% 1/1/51	24,786	22,849
5.5% 10/1/52	68,028	67,234
TOTAL FANNIE MAE		755,864
Freddie Mac - 0.7%
1.5% 12/1/35 to 4/1/51	99,056	76,545
2.5% 7/1/36 to 2/1/51	71,626	62,010
3% 2/1/50	61,856	53,052
5.5% 3/1/53	47,401	47,395
TOTAL FREDDIE MAC		239,002
Ginnie Mae - 2.8%
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	25,000	20,189
2% 1/1/54 (d)	50,000	40,437
2% 1/1/54 (d)	50,000	40,437
2% 1/1/54 (d)	50,000	40,437
2.5% 12/1/53 (d)	50,000	41,780
2.5% 12/1/53 (d)	25,000	20,890
2.5% 12/1/53 (d)	25,000	20,890
2.5% 1/1/54 (d)	50,000	41,831
2.5% 1/1/54 (d)	50,000	41,831
3% 12/1/53 (d)	50,000	43,304
3% 12/1/53 (d)	25,000	21,652
3% 12/1/53 (d)	25,000	21,652
3% 1/1/54 (d)	50,000	43,349
3% 1/1/54 (d)	50,000	43,349
3.5% 12/1/53 (d)	50,000	44,720
3.5% 12/1/53 (d)	50,000	44,720
3.5% 1/1/54 (d)	50,000	44,763
3.5% 1/1/54 (d)	50,000	44,763
4% 12/1/53 (d)	50,000	46,073
4.5% 12/1/53 (d)	50,000	47,323
5% 12/1/53 (d)	25,000	24,303
5.5% 12/1/53 (d)	25,000	24,837
TOTAL GINNIE MAE		924,664
Uniform Mortgage Backed Securities - 24.8%
2% 12/1/38 (d)	100,000	87,468
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	100,000	77,797
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	200,000	155,595
2% 12/1/53 (d)	200,000	155,595
2% 12/1/53 (d)	250,000	194,494
2% 12/1/53 (d)	200,000	155,595
2% 12/1/53 (d)	175,000	136,146
2% 12/1/53 (d)	325,000	252,842
2% 12/1/53 (d)	225,000	175,044
2% 12/1/53 (d)	225,000	175,044
2% 12/1/53 (d)	575,000	447,335
2% 1/1/54 (d)	850,000	662,474
2% 1/1/54 (d)	50,000	38,969
2% 1/1/54 (d)	300,000	233,814
2% 1/1/54 (d)	75,000	58,454
2% 1/1/54 (d)	250,000	194,845
2.5% 12/1/53 (d)	150,000	121,652
2.5% 12/1/53 (d)	350,000	283,856
2.5% 12/1/53 (d)	325,000	263,580
2.5% 12/1/53 (d)	175,000	141,928
2.5% 12/1/53 (d)	100,000	81,102
2.5% 12/1/53 (d)	350,000	283,856
2.5% 12/1/53 (d)	170,000	137,873
2.5% 1/1/54 (d)	800,000	649,875
3% 12/1/53 (d)	100,000	84,422
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	400,000	337,688
3% 12/1/53 (d)	350,000	295,477
3% 12/1/53 (d)	350,000	295,477
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	5,000	4,221
3% 12/1/53 (d)	350,000	295,477
3% 12/1/53 (d)	5,000	4,221
3% 12/1/53 (d)	100,000	84,422
3% 1/1/54 (d)	600,000	507,211
3% 1/1/54 (d)	250,000	211,338
3% 1/1/54 (d)	100,000	84,535
3% 1/1/54 (d)	250,000	211,338
3.5% 12/1/53 (d)	50,000	43,881
3.5% 1/1/54 (d)	25,000	21,957
4% 12/1/53 (d)	50,000	45,426
4% 12/1/53 (d)	100,000	90,852
4.5% 12/1/53 (d)	50,000	46,855
5% 12/1/53 (d)	125,000	120,415
6.5% 12/1/53 (d)	100,000	101,625
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		8,295,401
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,053,499)		10,214,931

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust Series 2021-1A Class A, 2.95% 11/16/41 (b)	183,554	162,684
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.8044% 10/17/34 (b)(c)(e)	250,000	248,862
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	385,725	328,831
Cedar Funding Ltd. Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(c)(e)	100,000	99,080
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	49,000	37,944
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	48,125	42,176
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(c)(e)	100,000	99,843
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(c)(e)	100,000	99,820
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(c)(e)	250,000	247,985
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(c)(e)	250,000	250,550
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(c)(e)	250,000	247,197
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	164,236	141,258
Voya CLO Ltd./Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(e)	250,000	248,779
TOTAL ASSET-BACKED SECURITIES (Cost $2,273,332)		2,255,009

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (c)	14,000	14,231
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(e)	15,000	14,737
BX Commercial Mortgage Trust floater Series 2021-PAC:
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(c)(e)	100,000	96,768
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(c)(e)	100,000	96,140
BX Trust:
floater:
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(c)(e)	85,000	84,245
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(c)(e)	85,000	84,137
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(e)	100,000	100,094
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(c)(e)	7,730	7,614
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(c)(e)	7,730	7,604
floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(e)	185,681	182,124
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,245	83,071
Extended Stay America Trust floater Series 2021-ESH Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(c)(e)	93,834	92,083
GS Mortgage Securities Trust floater Series 2021-IP Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(c)(e)	100,000	92,160
LIFE Mortgage Trust floater Series 2021-BMR Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(c)(e)	98,297	93,356
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(e)	100,000	100,000
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(c)(e)	100,000	99,778
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(e)	65,835	64,100
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(e)	100,000	98,146
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(c)(e)	100,000	96,925
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,539,343)		1,507,313

Money Market Funds - 13.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $4,608,215)	4,607,293	4,608,215

TOTAL INVESTMENT IN SECURITIES - 125.9% (Cost $43,079,095)	42,169,132
NET OTHER ASSETS (LIABILITIES) - (25.9)%	(8,670,345)
NET ASSETS - 100.0%	33,498,787

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(50,000)	(40,378)
2.5% 12/1/53	(50,000)	(41,780)
2.5% 12/1/53	(50,000)	(41,780)
3% 12/1/53	(50,000)	(43,304)
3% 12/1/53	(50,000)	(43,304)
3.5% 12/1/53	(50,000)	(44,720)
3.5% 12/1/53	(50,000)	(44,720)

TOTAL GINNIE MAE		(380,742)

Uniform Mortgage Backed Securities
2% 12/1/53	(850,000)	(661,278)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(300,000)	(233,392)
2% 12/1/53	(75,000)	(58,348)
2% 12/1/53	(250,000)	(194,494)
2% 12/1/53	(225,000)	(175,044)
2% 12/1/53	(575,000)	(447,335)
2% 12/1/53	(25,000)	(19,449)
2.5% 12/1/53	(800,000)	(648,813)
3% 12/1/53	(600,000)	(506,531)
3% 12/1/53	(250,000)	(211,055)
3% 12/1/53	(100,000)	(84,422)
3% 12/1/53	(250,000)	(211,055)
3% 12/1/53	(100,000)	(84,422)
3% 12/1/53	(350,000)	(295,477)
3% 12/1/53	(5,000)	(4,221)
3.5% 12/1/53	(25,000)	(21,940)
4% 12/1/53	(25,000)	(22,713)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,918,888)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,229,577)		(4,299,630)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,457,340 or 13.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,456,667	4,866,325	3,714,777	42,851	-	-	4,608,215	0.0%
Total	3,456,667	4,866,325	3,714,777	42,851	-	-	4,608,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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